Pre-IPO Preferred Shares - Pre-IPO Preferred Shares activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥) shares
Preferred shares
Balance at beginning of the year (in shares) | shares	142,913,505
Balance at beginning of the year	¥ 4,015,043
Accretion to Pre-IPO Preferred Shares redemption value	64,605
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	¥ (38,007)
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares (in shares) | shares	(1,104,535)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (4,041,641)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(141,808,970)
Pre-IPO Series A Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	7,078,502
Balance at beginning of the year	¥ 16,625
Accretion to Pre-IPO Preferred Shares redemption value	242
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (16,867)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(7,078,502)
Balance at end of the year (in shares) | shares
Pre-IPO Series A+ Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	14,643,281
Balance at beginning of the year	¥ 85,681
Accretion to Pre-IPO Preferred Shares redemption value	1,448
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (87,129)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(14,643,281)
Balance at end of the year (in shares) | shares
Pre-IPO Series B Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	22,794,876
Balance at beginning of the year	¥ 325,559
Accretion to Pre-IPO Preferred Shares redemption value	5,328
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (330,887)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(22,794,876)
Balance at end of the year (in shares) | shares
Pre-IPO Series C Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	27,996,184
Balance at beginning of the year	¥ 797,355
Accretion to Pre-IPO Preferred Shares redemption value	13,633
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (810,988)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(27,996,184)
Balance at end of the year (in shares) | shares
Pre-IPO Series C1 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	42,585,304
Balance at beginning of the year	¥ 1,442,351
Accretion to Pre-IPO Preferred Shares redemption value	23,024
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	¥ (38,007)
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares (in shares) | shares	(1,104,535)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (1,427,368)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(41,480,769)
Balance at end of the year (in shares) | shares
Pre-IPO Series C2 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	954,605
Balance at beginning of the year	¥ 36,763
Accretion to Pre-IPO Preferred Shares redemption value	578
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (37,341)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(954,605)
Balance at end of the year (in shares) | shares
Pre-IPO Series D1 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	13,101,189
Balance at beginning of the year	¥ 586,385
Accretion to Pre-IPO Preferred Shares redemption value	9,124
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (595,509)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(13,101,189)
Balance at end of the year (in shares) | shares
Pre-IPO Series D2 Preferred Shares
Preferred shares
Balance at beginning of the year (in shares) | shares	13,759,564
Balance at beginning of the year	¥ 724,324
Accretion to Pre-IPO Preferred Shares redemption value	11,228
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	¥ (735,552)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares (in shares) | shares	(13,759,564)
Balance at end of the year (in shares) | shares